Related Party Debt - Debt composition (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Debt
Related party debt, current		$ 1,000	$ 695
Related party debt, net of current		996	2,725
Related party
Related Party Debt
Related party debt, current	$ 778	804
Related party debt, net of current	446	506
Total future payments	1,224
Network Service Agreements
Related Party Debt
Related party debt, current		804	288
Related party debt, net of current		506	1,051
Network Service Agreements | Related party
Related Party Debt
Related party debt, current	778	804
Related party debt, net of current	446	506
Total future payments	$ 1,224	1,310
Endurance Loan
Related Party Debt
Related party debt, current			222
Related party debt, net of current			741
Motherlode Promissory Note
Related Party Debt
Related party debt, current		196	185
Related party debt, net of current		$ 490	$ 683